UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page



Report for the Calendar year or Quarter Ended March 31, 2013

Check here if Amendment:	|_|;	Amendment Number: __

This Amendment:			|_| is a reinstatement
				|_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Meditor Group Ltd

Address:	79 Front Street
		Hamilton
		HM12, Bermuda

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on Behalf of Reporting Manager

Name:	Peter Gracey
Title:	Director
Phone:	0014412965946


Signature, Place and Date of Signing:

/s/ P.Gracey		Hamilton, Bermuda	April 26, 2013
--------------------	--------------------	--------------------
[Signature]		[City, State]		[Date]


Report Type: (Check only one):

[X]	13F HOLDINGS REPORT.

[_]	13F NOTICE.

[_]	13F COMBINATION REPORT.


EDGAR


FORM 13F SUMMARY

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total:	$706,637
					(thousands)


Lists of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE


							   VALUE  SHARES/   SH/ PUT/ INVSTMT   OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP	  (x$1000)PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE      SHARED   NONE
------------------------------	--------------	--------- ------- -------   --- ---- ------- ---------- --------- ------- ----

APPLE INC			COM		037833100 18370	  41500     SH	     SOLE		41500	  0	  0
ALKERMES PLC			SHS		G01767105 7854    320000    SH	     SOLE		320000	  0	  0
ANADARKO PETROLEUM CORP		COM		032511107 4689	  53620	    SH	     SOLE	        53620	  0	  0
AVEO PHARMACEUTICALS INC	COM	     	053588109 4778	  650000    SH	     SOLE	        650000	  0	  0
BANK OF AMERICA CORP		COM		060505104 4726	  388000    SH	     SOLE	        388000	  0	  0
RESEARCH IN MOTION	    	COM		760975102 45791   3170000   SH	     SOLE		3170000   0       0
BIOMARIN PHARMACEUTICAL INC	COM		09061G101 4670    75000	    SH	     SOLE	        75000	  0	  0
CARNIVAL CORP			CTF		143658300 12549   365860    SH	     SOLE		365860    0	  0
DELTA AIR LINES INC		COM	        247361702 2997	  181500    SH	     SOLE	        181500	  0	  0
ENDOCYTE INC			COM	        29269A102 2490    200000    SH	     SOLE	        200000	  0	  0
EXELIXIS INC			COM		30161Q104 55440   12000000  SH	     SOLE		12000000  0	  0
GOOGLE INC-CL A			CL A		38259P508 68538	  86300	    SH	     SOLE	        86300     0  	  0
HALLIBURTON CO	 		COM	        406216101 3984 	  98600	    SH	     SOLE	        98600	  0	  0
HEWLETT-PACKARD CO		COM		428236103 39966	  1676423   SH	     SOLE		1676423   0 	  0
IAC/INTERACTIVECORP		COM		44919P508 12510	  280000    SH	     SOLE		280000	  0	  0
INTERCONTINENTALEXCHANGE INC    COM		45865V100 7416    45478     SH	     SOLE		45478     0       0
ISIS PHARMACEUTICALS INC	COM		464330109 14399   850000    SH	     SOLE	        850000    0	  0
LIBERTY GLOBAL INC-SERIES C	COM	       	530555309 7501 	  109294    SH	     SOLE		109294    0	  0
MERCK & CO. INC.		COM		58933Y105 82504	  1866600   SH	     SOLE		1866600   0	  0
MICROSOFT CORP			COM		594918104 12872	  450000    SH	     SOLE		450000	  0	  0
MICRON TECHNOLOGY INC	 	COM	  	595112103 3990 	  400000    SH	     SOLE	        400000	  0	  0
MEADWESTVACO CORP		COM	  	583334107 10724   295432    SH	     SOLE	    	295432    0  	  0
NASDAQ OMX GROUP/THE 		COM	   	631103108 4031	  124793    SH	     SOLE		124793    0	  0
NEKTAR THERAPEUTICS		COM		640268108 7975	  725000    SH	     SOLE		725000	  0	  0
ONYX PHARMACEUTICALS INC	COM		683399109 96333   1084103   SH	     SOLE		1084103   0	  0
OPTIMER PHARMACEUTICALS	INC	COM		68401H104 11900   1000000   SH	     SOLE		1000000   0       0
OREXIGEN THERAPEUTICS INC	COM		686164104 15337   2450000   SH	     SOLE		2450000   0       0
PACIFIC DRILLING SA		SHS		L7257P106 2778    275000    SH	     SOLE		275000    0       0
RIGEL PHARMACEUTICALS INC	COM		766559603 6290    925000    SH	     SOLE		925000	  0	  0
RYANAIR HOLDINGS PLC-SP ADR	ADR		783513104 1784	  42700	    SH	     SOLE		42700	  0	  0
SHIRE PLC-ADR			ADR		82481R106 6395    70000	    SH	     SOLE		70000	  0	  0
SEQUENOM INC			COM		817337405 13695	  3300000   SH	     SOLE		3300000   0       0
DOMTAR CORP			COM		257559203 13521	  174200    SH	     SOLE		174200	  0	  0
UNIVERSAL HEALTH SERVICES-B     CL B	        913903100 3194 	  50000	    SH	     SOLE		50000	  0	  0
ULTA SALON COSMETICS & FRAGR	COM		90384S303 423	  5200	    SH	     SOLE		5200	  0	  0
VALE SA-SP ADR			ADR		91912E105 3112    180000    SH	     SOLE		180000	  0	  0
VISTEON CORP			COM		92839U206 15868	  275000    SH	     SOLE		275000    0	  0
VIRGIN MEDIA INC		COM		92769L101 15230	  311000    SH	     SOLE	        311000    0   	  0
WPX ENERGY INC			COM		98212B103 14004   874151    SH 	     SOLE	    	874151	  0    	  0
VIVUS INC			COM		928551100 46280	  4207296   SH	     SOLE	        4207296   0   	  0
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